SUPPLEMENT DATED DECEMBER 29, 2006
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                          JNLNY(R) VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity and are effective January 1, 2007.

ON PAGE 19, PLEASE DELETE THE LAST PARAGRAPH IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

     For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (61 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (18 portfolios), and JNLNY Variable Fund I LLC (7 portfolios).


ON PAGES 20 THROUGH 22, PLEASE DELETE THE TABLES IN THEIR ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
                                                   TERM OF                                 NUMBER OF
                                 POSITION(S)     OFFICE AND         PRINCIPAL          PORTFOLIOS IN FUND         OTHER
                                  HELD WITH       LENGTH OF   OCCUPATIONS(S) DURING      COMPLEX TO BE        DIRECTORSHIPS
   NAME, ADDRESS AND (AGE)        COMPANIES      TIME SERVED       PAST 5 YEARS       OVERSEEN BY MANAGER    HELD BY MANAGER
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
---------------------------------------------------------------------------------------------------------------------------------
Mark D. Nerud (40) (1)         Manager (2)       1/07 to      President of the               92 (3)               None
1 Corporate Way                                  present      Adviser (1/07 to
Lansing, MI  48951                                            present); Chief
                               President         12/06 to     Financial Officer
                               and Chief         present      of the Adviser
                               Executive                      (11/00 to 1/07)
                               Officer                        and Managing Board
                                                              Member of the
                                                              Adviser (11/00 to
                                                              11/03); Vice
                                                              President,
                                                              Treasurer, Chief
                                                              Financial Officer
                                                              of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser;
                                                              Vice President -
                                                              Fund Accounting &
                                                              Administration of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (1/00 to
                                                              present)
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
---------------------------------------------------------------------------------------------------------------------------------
Michael Bouchard (50)          Manager (2)       4/00 to      Sheriff, Oakland               92 (3)         None
1 Corporate Way                                  present      County, Michigan
Lansing, MI 48951                                             (1/99 to present);
                                                              Senator - State of
                                                              Michigan (1991 to
                                                              1999); Chairman -
                                                              Financial Services
                                                              Committee (1/95 to
                                                              1/99)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William J. Crowley, Jr. (60)   Manager (2)       1/07 to      Managing Partner               92 (3)         Director of
1 Corporate Way                                  present      (Baltimore Office) -                          Foundation Coal
Lansing, MI 48951                                             Arthur Andersen LLP                           Holdings, Inc.
                                                              (2001 to 2002); Board
                                                              Member of various                             Director of Bio
                                                              corporate boards                              Veris Corporation
                                                              (2002 to present)
                                                                                                            Director of
                                                                                                            Provident
                                                                                                            Bankshares
                                                                                                            Corporation
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Dominic D'Annunzio (68)        Chairman of the   2/04 to      Acting Commissioner            92 (3)         None
1 Corporate Way                Board (2)         present      of Insurance for the
Lansing, MI 48951                                             State of Michigan
                               Manager (2)       6/03 to      (1/90 to 5/90) (8/97
                                                 present      to 5/98)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Michelle Engler (48)           Manager (2)       4/00 to      Attorney (1983 to              92 (3)         Director of
1 Corporate Way                                  present      present);                                     Federal Home
Lansing, MI 48951                                             First Lady of the                             Loan Mortgage
                                                              State of Michigan                             Corporation
                                                              (1990 to 2002);
                                                              Michigan Community
                                                              Service Commission
                                                              Chair (1991 to 2000)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
James Henry (67)               Manager (2)       1/07 to      Dean Emeritus and              92 (3)         None
1 Corporate Way                                  present      Professor of Finance,
Lansing, MI 48951                                             Eli Broad College of
                                                              Business and Graduate
                                                              School of Management
                                                              (2001 to present)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Richard McLellan (63)          Manager (2)       12/03 to     Member, Dykema                 92 (3)         None
1 Corporate Way                                  present      Gossett PLLC (Law
Lansing, MI 48951                                             Firm)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William R. Rybak (55)          Manager (2)       1/07 to      Executive Vice                 92 (3)         Chairman of the
1 Corporate Way                                  present      President and Chief                           Board of
Lansing, MI 48951                                             Financial Officer,                            Trustees of
                                                              Van Kampen                                    Lewis
                                                              Investments Inc.                              University.
                                                              (1986-2000); Board                            Member of the
                                                              Member of various                             Board since 1982
                                                              corporate boards                              Member of the
                                                              (2002 to present)                             Board of
                                                                                                            Directors of
                                                                                                            Howe Barnes
                                                                                                            Investments,
                                                                                                            Inc. since 2001
                                                                                                            Member of the
                                                                                                            Boards of each
                                                                                                            of the Calamos
                                                                                                            Mutual Funds
                                                                                                            since 2002
                                                                                                            Member of the
                                                                                                            Board of
                                                                                                            Directors of The
                                                                                                            PrivateBancorp
                                                                                                            since 2003
                                                                                                            Chairman of the
                                                                                                            Board of
                                                                                                            Trustees of St.
                                                                                                            Coletta's of
                                                                                                            Illinois.
                                                                                                            Member of the
                                                                                                            Board since 2000
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Patricia A. Woodworth (51)     Manager (2)       1/07 to      Executive Vice                 92 (3)         None
1 Corporate Way                                  present      President for Finance
Lansing, MI 48951                                             and Administration,
                                                              Chief Financial
                                                              Officer, Art
                                                              Institute of Chicago
                                                              (2002 to present);
                                                              Executive Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              The University of
                                                              Chicago (1998 to 2002)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------

(1) Mr. Nerud is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

(2) The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

(3) Effective January 16, 2007, the number of Funds in the Fund Complex will be 92.

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
                                                   TERM OF                                 NUMBER OF
                                 POSITION(S)     OFFICE AND         PRINCIPAL          PORTFOLIOS IN FUND         OTHER
                                  HELD WITH       LENGTH OF   OCCUPATIONS(S) DURING      COMPLEX TO BE        DIRECTORSHIPS
   NAME, ADDRESS AND (AGE)        COMPANIES      TIME SERVED       PAST 5 YEARS       OVERSEEN BY MANAGER    HELD BY MANAGER
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Daniel W. Koors (36)           Vice              12/06 to     Vice President and         Not Applicable      Not Applicable
1 Corporate Way                President,        present      Chief Financial
Lansing, MI 48951              Treasurer                      Officer of the
                               and Chief                      Adviser (1/07 to
                               Financial                      present); Vice
                               Officer                        President,
                                                              Treasurer and
                                                              Chief Financial
                                                              Officer of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (12/06 to
                                                              present);
                                                              Assistant
                                                              Treasurer of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (9/06 to 12/06);
                                                              Assistant Vice
                                                              President - Fund
                                                              Administration of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (8/06 to
                                                              present); Partner
                                                              of Deloitte &
                                                              Touche LLP (2003
                                                              to June 2006);
                                                              Senior Manager of
                                                              Deloitte & Touche
                                                              LLP (2000 to 2003)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Susan S. Rhee (35)             Vice              2/04 to      Secretary of the           Not Applicable      Not Applicable
1 Corporate Way                President,        present      Adviser (11/00 to
Lansing, MI 48951              Counsel and                    present); Vice
                               Secretary                      President,
                                                              Counsel, and
                                                              Secretary of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser;
                                                              Assistant Vice
                                                              President of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (8/03 to
                                                              present);
                                                              Associate General
                                                              Counsel of Jackson
                                                              National Life
                                                              Insurance Company
                                                              (7/01 to present);
                                                              Senior Attorney of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (1/00 to
                                                              7/01)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Steven J. Fredricks (36)       Chief             1/05 to      Chief Compliance           Not Applicable      Not Applicable
1 Corporate Way                Compliance        present      Officer of the
Lansing, MI 48951              Officer                        Adviser and other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (1/05 to present);
                                                              Attorney of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (2/02 to
                                                              Present); Contract
                                                              Attorney, Godfrey
                                                              & Kahn, S.C. (2001
                                                              - 2002); Assistant
                                                              General Counsel,
                                                              Aid Association
                                                              for Lutherans
                                                              (1997 to 2001)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William V. Simon (36)          Vice              12/06 to     Vice President and         Not Applicable      Not Applicable
1 Corporate Way                President         present      Chief Operating
Lansing, MI 48951              and                            Officer of the
                               Assistant                      Adviser (1/07 to
                               Treasurer                      present);
                                                              Assistant Vice
                                                              President of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (7/04 to
                                                              present); Director
                                                              of Jackson
                                                              National Life
                                                              Insurance Company
                                                              (8/00 to 7/04)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------

ON PAGE 24, IN THE SECTION ENTITLED "OWNERSHIP OF MANAGERS OF SHARES IN THE FUNDS OF THE JNLNY VARIABLE FUND", PLEASE DELETE THE TABLE AND ITS FOOTNOTES IN THEIR ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

----------------------------- ------------------------------------------------------------- ---------------------------------
                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT COMPANIES
                                                                                            OVERSEEN BY THE MANAGER IN THE
MANAGER                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                FAMILY OF INVESTMENT COMPANIES
----------------------------- ------------------------------------------------------------- ---------------------------------
Michael Bouchard              None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
William J. Crowley, Jr. (1)   None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Dominic D'Annunzio (2)        None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Michelle Engler               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
James Henry (1)               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Richard McLellan (3)          None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
Mark D. Nerud                 None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
William R. Rybak (1)          None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Patricia A. Woodworth (1)     None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------

(1) These Trustees were elected to the Board of Managers effective January 1, 2007.

(2) During 2005, Mr. D'Annunzio deferred a portion of his compensation as a Manager into a Deferred Compensation Plan. The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are invested at a rate of return equal to the rate credited under the Jackson National Life Insurance Company Fixed Rate Option.

(3) Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.


ON PAGE 26, PLEASE DELETE THE TABLE AND ITS FOOTNOTES IN THEIR ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

For the fiscal year ended December 31, 2005, the disinterested Managers and the Fund's Chief Compliance Officer ("CCO") received the following fees for service as Manager and CCO, respectively:

----------------------------------- ------------------ --------------------------- -------------------- -----------------------
                                                                                                                 TOTAL
                                                         PENSION OR RETIREMENT      ESTIMATED ANNUAL         COMPENSATION
                                        AGGREGATE       BENEFITS ACCRUED AS PART      BENEFITS UPON            FROM FUND
                                      COMPENSATION                 OF                  RETIREMENT              AND FROM
MANAGER                               FROM FUND (1)          FUND EXPENSES                                    FUND COMPLEX
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Michael Bouchard                           $113                   $0                       $0                   $60,000
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
William J. Crowley, Jr. (2)                  $0                   $0                       $0                        $0
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Dominic D'Annunzio                         $137                   $0                       $0                  $72,500 (3)
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Michelle Engler                            $113                   $0                       $0                   $60,000
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Joseph Frauenheim (4)                      $132                   $0                       $0                   $70,000
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
James Henry (2)                              $0                   $0                       $0                        $0
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Richard McLellan                           $123                   $0                       $0                   $65,000
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
William R. Rybak (2)                         $0                   $0                       $0                        $0
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Patricia A. Woodworth (2)                    $0                   $0                       $0                        $0
----------------------------------- ------------------ --------------------------- -------------------- -----------------------
Steven J. Fredricks (5)                    $475                   $0                       $0                  $124,910
----------------------------------- ------------------ --------------------------- -------------------- -----------------------

(1) The fees paid to the Independent Managers are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.

(2) Trustees were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation from the Board.

(3) Mr. D'Annunzio deferred $36,250 of his total compensation from the Fund Complex pursuant to a deferred compensation plan adopted by the Board of Managers.

(4) Mr. Frauenheim will retire as Manager effective January 1, 2007.

(5) Mr. Fredricks' compensation is paid by the Fund for his duties as the Chief Compliance Officer of the Fund Complex.


ON PAGE 33, PLEASE DELETE THE PARAGRAPH ENTITLED "THE DISTRIBUTOR" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     THE DISTRIBUTOR. Jackson National Life Distributors LLC (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Fund. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Managers on August 30, 2006.


ON PAGE 38, PLEASE DELETE THE FIRST PARAGRAPH ENTITLED "PROXY VOTING FOR SECURITIES HELD BY THE FUNDS" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Managers has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Managers have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Fund has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Managers will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Managers on such conflicts.


ON PAGE 39, PLEASE ADD THE FOLLOWING PARAGRAPH TO THE END OF THE SECTION ENTITLED "I. INTRODUCTION":

          Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold as retail mutual funds.


ON PAGE 39, PLEASE DELETE THE FIRST PARAGRAPH IN THE SECTION ENTITLED "II. STATEMENT OF POLICY" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

          JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders. The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.


This Supplement is dated December 29, 2006.

(To be used with NV5640 5/06.)
                                                                   NV6091 12/06